Schedule of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 231	$ 183
Purchases	107	83
Sales	(80)	(50)
Realized gains (losses)	4	1
Unrealized gains (losses)	98	17
Transfers in (out) of Level 3	(5)	(3)
Ending balance	355	231
Equity Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0	1
Purchases	0	0
Sales	0	(1)
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Transfers in (out) of Level 3	0	0
Ending balance	0	0
Government Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	11	0
Purchases	1	11
Sales	(5)	(1)
Realized gains (losses)	0	0
Unrealized gains (losses)	(1)	0
Transfers in (out) of Level 3	(3)	1
Ending balance	3	11
Corporate Debt Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	12	13
Purchases	2	14
Sales	(6)	(10)
Realized gains (losses)	0	0
Unrealized gains (losses)	0	(1)
Transfers in (out) of Level 3	(2)	(4)
Ending balance	6	12
Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0	0
Purchases	14	0
Sales	(23)	0
Realized gains (losses)	10	0
Unrealized gains (losses)	68	0
Transfers in (out) of Level 3	0	0
Ending balance	69	0
Partnerships And Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	133	104
Purchases	86	43
Sales	(25)	(27)
Realized gains (losses)	1	(4)
Unrealized gains (losses)	14	17
Transfers in (out) of Level 3	0	0
Ending balance	209	133
Real Estate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	53	44
Purchases	3	7
Sales	(20)	(1)
Realized gains (losses)	(6)	1
Unrealized gains (losses)	16	2
Transfers in (out) of Level 3	0	0
Ending balance	46	53
Other Pension (Payables) Receivables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	22	21
Purchases	1	8
Sales	(1)	(10)
Realized gains (losses)	(1)	4
Unrealized gains (losses)	1	(1)
Transfers in (out) of Level 3	0	0
Ending balance	$ 22	$ 22